FINANCIAL ASSETS AND FINANCIAL LIABILITIES - Transfers Between Level 1 and Level 2 (Details) - HKD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
FINANCIAL ASSETS AND FINANCIAL LIABILITIES
Fair value asset transferred from level 1 to level 2	$ 0	$ 0	$ 0
Fair value asset transferred from level 2 to level 1	0	0	0
Fair value liabilities transferred from level 2 to level 1	0	0	0
Fair value liabilities transferred from level 2 to level 1	$ 0	$ 0	$ 0